Current and Future Changes in Accounting Policies (Policies)	6 Months Ended
Apr. 30, 2025
Statement [Line Items]
Current Changes in Accounting Policies	CURRENT CHANGES IN ACCOUNTING POLICIES There were no new accounting policies adopted by the Bank for the three and six months ended April 30, 2025.
Future Changes in Accounting Policies
FUTURE CHANGES IN ACCOUNTING POLICIES
There were no new accounting standards

or amendments issued during the three and

six months ended April 30, 2025. Refer to

Note 4 of the Bank’s 2024 Annual
Consolidated Financial Statements for a description

of future changes in accounting policies.